OTHER ASSETS (Details) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Assets
Assets for leasing	[1]	$ 48,099	$ 44,840
Assets received or awarded in lieu of payment
Assets received in lieu of payment		20,904	26,598
Assets awarded at judicial sale		24,800	26,895
Provision on assets received in lieu of payment or awarded		(1,440)	(7,558)
Subtotal		44,264	45,935
Other assets
Guarantee deposits (margin accounts)	[2]	323,767	396,289
Gold investments		478	446
VAT credit		9,570	8,941
Income tax recoverable		1,381	22,244
Prepaid expenses		116,512	148,288
Assets recovered from leasing for sale		4,235	6,040
Pension plan assets		921	1,637
Accounts and notes receivable		59,574	56,624
Notes receivable through brokerage and simultaneous transactions		68,272	60,632
Other receivable assets		53,500	15,082
Other assets	[3]	33,837	40,274
Subtotal		672,047	756,497
Total		$ 764,410	$ 847,272

[1]	Assets available to be granted under the financial leasing agreements.
[2]	Guarantee deposits (margin accounts) correspond to collateral associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[3]	Other assets mainly include settlement of derivatives and other financial transactions.